Consolidated Schedule of Investments
July 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–37.62%
U.S. Treasury Bills–15.79%(a)(b)
U.S. Treasury Bills	2.53%	11/07/2019	$ 2,600	$ 2,585,607
U.S. Treasury Bills	2.21%	12/05/2019	2,565	2,546,841
				5,132,448
U.S. Treasury Notes–21.83%(c)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	2.08%	01/31/2020	2,360	2,358,546
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.11%	04/30/2020	2,380	2,378,154
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.13%	07/31/2020	2,360	2,357,979
				7,094,679
Total U.S. Treasury Securities (Cost $12,228,333)				12,227,127
			Shares
Money Market Funds–53.04%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)			7,862,445	7,862,445
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)			3,102,785	3,104,026
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 2.36%(d)			1,307,187	1,307,187
Invesco Treasury Portfolio, Institutional Class, 2.15%(d)			4,965,081	4,965,081
Total Money Market Funds (Cost $17,237,851)				17,238,739

Options Purchased–0.00%
(Cost $648)				648
TOTAL INVESTMENTS IN SECURITIES–90.66% (Cost $29,466,832)				29,466,514
OTHER ASSETS LESS LIABILITIES–9.34%				3,034,032
NET ASSETS–100.00%				$32,500,546
Notes to Consolidated Schedule of Investments:
(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

Open Over-The-Counter Index Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
MSCI EAFE Index	Call	Merrill Lynch International	08/16/2019	9	USD	1,975.00	USD	1,777,500	$648

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Index Options Written
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(a)		Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI EAFE Index	Call	Goldman Sachs International	08/16/2019	9	USD	1,975.00	$ (8,694)	USD	1,777,500	$(228)	$8,466
MSCI Emerging Index	Call	Bank of America, N.A.	08/16/2019	17	USD	1,100.00	(15,300)	USD	1,870,000	(15,300)	—
S&P 500 Index	Call	Goldman Sachs International	08/16/2019	6	USD	3,040.00	(10,290)	USD	1,824,000	(3,934)	6,356
Subtotal— Index Call Options Written				32			(34,284)			(19,462)	14,822
Equity Risk
MSCI EAFE Index	Put	Goldman Sachs International	08/16/2019	9	USD	1,875.00	(10,881)	USD	1,687,500	(8,915)	1,966
MSCI Emerging Index	Put	Bank of America, N.A.	08/16/2019	17	USD	1,020.00	(17,000)	USD	1,734,000	(17,237)	(237)
S&P 500 Index	Put	Goldman Sachs International	08/16/2019	6	USD	2,870.00	(13,830)	USD	1,722,000	(5,930)	7,900
Subtotal— Index Put Options Written				32			(41,711)			(32,082)	9,629
Total — Index Options Written				64			$ (75,995)			$(51,544)	$24,451

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	10	September-2019	$645,500	$487	$487
Cocoa	29	December-2019	696,000	(48,640)	(48,640)
Corn	14	December-2019	287,000	(13,556)	(13,556)
Gasoline Reformulated Blendstock Oxygenate Blending	11	August-2019	860,614	33,562	33,562
Gold	4	December-2019	575,120	(693)	(693)
Low Sulphur Gas Oil	4	December-2019	239,700	1,070	1,070
Silver	2	September-2019	164,050	11,666	11,666
Wheat	5	December-2019	123,313	(10,535)	(10,535)
WTI Crude	3	January-2020	174,240	589	589
Subtotal				(26,050)	(26,050)
Equity Risk
E-Mini Russell 2000 Index	30	September-2019	2,365,050	9,215	9,215
E-Mini S&P 500 Index	11	September-2019	1,640,265	33,827	33,827
EURO STOXX 50 Index	100	September-2019	3,832,436	28,643	28,643
FTSE 100 Index	42	September-2019	3,848,846	75,012	75,012
Hang Seng Index	14	August-2019	2,482,055	(53,680)	(53,680)
MSCI Emerging Markets Mini Index	8	September-2019	410,240	(2,790)	(2,790)
S&P/TSX 60 Index	25	September-2019	3,707,001	7,356	7,356
Tokyo Stock Price Index	26	September-2019	3,742,623	(7,269)	(7,269)
Subtotal				90,314	90,314
Interest Rate Risk
Australia 10 Year Bonds	72	September-2019	7,150,311	135,044	135,044
Canada 10 Year Bonds	40	September-2019	4,313,078	26,073	26,073
Long Gilt	9	September-2019	1,453,811	38,737	38,737
U.S. Treasury Long Bonds	13	September-2019	2,022,719	61,887	61,887
Subtotal				261,741	261,741
Subtotal—Long Futures Contracts				326,005	326,005
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee "C"	33	September-2019	$(1,233,169)	$114,430	$114,430
Cotton No.2	6	December-2019	(191,520)	18,635	18,635
Lean Hogs	54	December-2019	(1,517,940)	100,784	100,784
LME Nickel	5	September-2019	(435,210)	(72,286)	(72,286)
Natural Gas	15	November-2019	(378,000)	32,695	32,695
New York Harbor Ultra-Low Sulfur Diesel	4	December-2019	(332,506)	(1,291)	(1,291)
Soybean	7	November-2019	(308,525)	843	843
Soybean Oil	54	December-2019	(914,652)	49,501	49,501
Subtotal				243,311	243,311
Equity Risk
MSCI EAFE Index Future	18	September-2019	(1,696,770)	39,594	39,594
Subtotal				39,594	39,594
Subtotal—Short Futures Contracts				282,905	282,905
Total Futures Contracts				$608,910	$608,910

(a)	Futures contracts collateralized by $2,560,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Pay	Barclays Live Cattle Roll Yield Excess Return Index	0.47%	Monthly	4,950	May—2020	$606,256	$—	$11,736	$11,736
Barclays Bank PLC	Pay	Barclays Soybean Meal S2 Nearby Excess Return Index	0.30	Monthly	80	September—2019	70,603	—	2,840	2,840
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	6,820	June—2020	1,186,121	—	0	0
Merrill Lynch International	Receive	MLCXLXAE Excess Return Index	0.25	Monthly	3,160	February—2020	707,098	—	0	0
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	7,830	January—2020	1,355,666	—	71,391	71,391
Morgan Stanley Capital Services LLC	Pay	S&P GSCI Aluminium Dynamic Roll Index Excess Return	0.38	Monthly	23,160	March—2020	2,076,367	—	53,192	53,192
Subtotal — Appreciation								—	139,159	139,159
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33	Monthly	1,400	October—2019	670,066	—	(6,351)	(6,351)
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	7,120	October—2019	791,172	—	(1,042)	(1,042)
Subtotal — Depreciation								—	(7,393)	(7,393)
Total — Total Return Swap Agreements								$—	$131,766	$131,766

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $30,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCXLXAE Excess Return Index
	Long Futures Contracts
	Zinc	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Wheat	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$12,227,127	$—	$12,227,127
Money Market Funds	17,238,739	—	—	17,238,739
Options Purchased	—	648	—	648
Total Investments in Securities	17,238,739	12,227,775	—	29,466,514
Other Investments - Assets*
Futures Contracts	819,650	—	—	819,650
Swap Agreements	—	139,159	—	139,159
	819,650	139,159	—	958,809
Other Investments - Liabilities*
Futures Contracts	(210,740)	—	—	(210,740)
Options Written	—	(51,544)	—	(51,544)
Swap Agreements	—	(7,393)	—	(7,393)
	(210,740)	(58,937)	—	(269,677)
Total Other Investments	608,910	80,222	—	689,132
Total Investments	$17,847,649	$12,307,997	$—	$30,155,646

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Macro Allocation Strategy Fund